CSMC 2020-SPT1 Trust ABS-15G

Exhibit 99.4

TPR Firm:	EdgeMAC	Date Submitted:	7/20/2020
Client Name:	Sprout	Report:	Final Tape Compare Report
Client Project:		Loans in report:	558

Report Date	Loan Number	Edge MAC ID	Seller Loan Number	Originator	Field	Final Tape Data	Reviewer Data	Comment